PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consists of the following:

	March 31, 2016	December 31, 2015

Office equipment	$52,488	$51,323
Lab equipment	742,224	722,555
Furniture	26,028	26,028
Leasehold Improvements	231,859	231,859
	1,052,599	1,031,765
Less: Accumulated depreciation	582,161	536,703

	$470,438	$495,062

Property and equipment consists of the following:

	December 31,
	2015	2014

Office equipment	$51,323	$51,322
Lab equipment	722,555	544,858
Furniture	26,028	18,782
Leasehold improvements	231,859	136,900
	1,031,765	751,862
Less: Accumulated depreciation	536,703	376,635

	$495,062	$375,227